Commitments, Contingent Liabilities And Liens (Schedule Of Operating Leases Annual Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments, Contingent Liabilities And Liens [Abstract]
2013	$ 41,973
2014	28,364
2015	20,127
2016	10,353
2017 and thereafter	7,981
Operating leases, annual payments due, Total	$ 108,798